Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

This draft is he

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Column Financial, Inc.

Credit Suisse First Boston Mortgage Securities Corp. (together, the “Company”)

Credit Suisse Securities (USA) LLC

Morgan Stanley & Co. LLC

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank N.A.

(collectively, the “Specified Parties”)

Re:	CSMC Trust 2015-GLPB– Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the mortgage loans and the related mortgaged properties that we were informed are intended to be included as collateral in the offering of the Certificates by the CSMC Trust 2015-GLPB, Commercial Mortgage Pass-Through Certificates, Series 2015-GLPB. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The phrase “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The phrase “Data File” means the electronic data file provided to us by the Company on November 23, 2015 containing information with respect to 1 mortgage loan (“Mortgage Loan”) and the related 142 mortgaged properties (“Mortgaged Properties”).
•	The phrase “Cut-off Date” means the payment date in December 2015, as provided by the Company.
•	The phrase “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The phrase “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.

KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
(“KPMG International”), a Swiss entity.

KPMG LLP 1676 International Drive McLean, VA 22102

CSMC Trust 2015-GLPB November 23, 2015 Page 2

•	The phrase “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The phrase “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value and described in Attachment C.

The Company is responsible for the information contained in the Data File.

We were instructed by the Company to perform the following agreed-upon procedures on the Mortgage Loan and all related Mortgaged Properties in the Data File.

A.	For the Mortgage Loan and related Mortgaged Properties in the Data File, we compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes for the Mortgage Loan and related Mortgaged Properties listed in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loan being securitized, (iii) the

KPMG LLP 1676 International Drive McLean, VA 22102

CSMC Trust 2015-GLPB November 23, 2015 Page 3

compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of Column Financial, Inc., Credit Suisse First Boston Mortgage Securities Corp, Credit Suisse Securities (USA) LLC, and Morgan Stanley & Co. LLC. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

November 23, 2015

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
No.	Provided by Company
Loan/Prop.	Provided by Company
No. of Props	Provided by Company
Property Name	Appraisal/Engineering Report
Property Address	Appraisal/Engineering Report
City	Appraisal/Engineering Report
State	Appraisal/Engineering Report
Zip Code	Appraisal/USPS
County	Appraisal/Engineering Report
Property Type	Appraisal
Property Subtype	Appraisal
Total SF/Units	_Column - Project Western Model_v64_WYearEndVacant.xlsm
Unit of Measure	_Column - Project Western Model_v64_WYearEndVacant.xlsm
Year Built	Appraisal/Engineering Report
Year Renovated	Appraisal/Engineering Report
Environmental Report Type	Environmental Report
Environmental Report Date	Environmental Report
Environmental Insurance	Insurance Certificate/ Insurance Review
Phase II Recommended	Environmental Report
Phase II Performed	Environmental Report
Engineering Report Date	Engineering Report
Seismic Date	Seismic Report
Seismic Zone	Engineering Report
PML (%)	Seismic Report
Earthquake Insurance	Insurance Certificate/ Insurance Review
Terrorism Insurance (y/n)	Insurance Certificate/ Insurance Review
Loan Purpose	Closing Statement/ Loan Agreement
Appraised Value	Appraisal/Western Industrial Portfolio Report
Appraisal Date	Appraisal/Western Industrial Portfolio Report
As-Is Appraised Value	Appraisal/Western Industrial Portfolio Report
As-Is Appraised Value Date	Appraisal/Western Industrial Portfolio Report
As-Stabilized Appraised Value	Appraisal
As-Stabilized Appraised Value Date	Appraisal

A-1

ATTACHMENT A

Attribute	Source Document
FIRREA	Appraisal
Appraised CapRate (%)	Appraisal
Pari Passu Note Control (Y/N)	Loan Agreement/Promissory Note/Balance as instructed by Loan Seller
Pari Passu Piece - In Trust	Loan Agreement/Promissory Note/Balance as instructed by Loan Seller
Total Non Trust Pari Passu Debt	Loan Agreement/Promissory Note/Balance as instructed by Loan Seller
Total Original Balance Pari Passu Debt	Loan Agreement/Promissory Note/Balance as instructed by Loan Seller
Addit Debt Permitted (Y/N)	Loan Agreement/Promissory Note/Note Splitter Agreement
Addit Debt Exist (Y/N)	Loan Agreement/Promissory Note/Note Splitter Agreement
Additional Debt Type(s)	Loan Agreement/Mezzanine Loan Agreement
Total Additional Debt (if any)	Loan Agreement/Mezzanine Loan Agreement
Total Additional Debt Cut-off Date Balance	Loan Agreement/Mezzanine Loan Agreement
Total Additional Debt Maturity Balance	Loan Agreement/Mezzanine Loan Agreement
Original Balance	Loan Agreement/Promissory Note/Mezzanine Loan Agreement
Interest Rate (%)	Loan Agreement/Promissory Note
Amortization Type	Loan Agreement/Promissory Note
Accrual Type	Loan Agreement/Promissory Note
CutOff Date	Provided by Company
I/O Period	Loan Agreement/Promissory Note
Payment Date	Loan Agreement/Promissory Note
Grace Period (Late Payment)	Loan Agreement/Promissory Note
Grace Period (Default)	Loan Agreement/Promissory Note
Note Date	Loan Agreement/Promissory Note
First Payment Date	Loan Agreement/Promissory Note
ARD (Y/N)	Loan Agreement/Promissory Note
Maturity/ARD Date	Loan Agreement/Promissory Note
Final Mat Date	Loan Agreement/Promissory Note
ARD Step Up (%)	Loan Agreement/Promissory Note
Partial IO Last IO Payment	Loan Agreement/Promissory Note
Partial IO Loan First P&I Payment	Loan Agreement/Promissory Note
Call Protection Description	Loan Agreement/Promissory Note
Lockout End Date	Loan Agreement/Promissory Note
Defeasance Allowed	Loan Agreement/Promissory Note

A-2

ATTACHMENT A

Attribute	Source Document
Defeasance Summary	Loan Agreement/Promissory Note
Yield Maint. Allowed	Loan Agreement/Promissory Note
Yield Maint. End Date	Loan Agreement/Promissory Note
Yield Maint. Provision	Loan Agreement/Promissory Note
Defeasance End Date	Loan Agreement/Promissory Note
Remaining Defeasance Payments	Loan Agreement/Promissory Note
Partial Release Permitted (Y/N)	Loan Agreement/Promissory Note
Partial Release Provisions	Loan Agreement/Promissory Note
Current Occupancy	_Column - Project Western Model_v64_WYearEndVacant.xlsm
Current Occupancy Date	_Column - Project Western Model_v64_WYearEndVacant.xlsm
Most Recent Occupancy	_Column - Project Western Model_v64_WYearEndVacant.xlsm
Most Recent Occupancy Date	_Column - Project Western Model_v64_WYearEndVacant.xlsm
Second Most Recent Occupancy	_Column - Project Western Model_v64_WYearEndVacant.xlsm
Second Most Recent Occupancy Date	_Column - Project Western Model_v64_WYearEndVacant.xlsm
Third Most Recent Occupancy	_Column - Project Western Model_v64_WYearEndVacant.xlsm
Third Most Recent Occupancy Date	_Column - Project Western Model_v64_WYearEndVacant.xlsm
2013 Revenues	_Column - Project Western Model_v64_WYearEndVacant.xlsm
2013 Total Expenses	_Column - Project Western Model_v64_WYearEndVacant.xlsm
2013 NOI	_Column - Project Western Model_v64_WYearEndVacant.xlsm
2014 Revenues	_Column - Project Western Model_v64_WYearEndVacant.xlsm
2014 Total Expenses	_Column - Project Western Model_v64_WYearEndVacant.xlsm
2014 NOI	_Column - Project Western Model_v64_WYearEndVacant.xlsm
Most Recent Revenues	_Column - Project Western Model_v64_WYearEndVacant.xlsm
Most Recent Expenses	_Column - Project Western Model_v64_WYearEndVacant.xlsm
Most Recent NOI	_Column - Project Western Model_v64_WYearEndVacant.xlsm
As of	_Column - Project Western Model_v64_WYearEndVacant.xlsm

A-3

ATTACHMENT A

Attribute	Source Document
UW Revenues	_Column - Project Western Model_v64_WYearEndVacant.xlsm
UW Total Expenses	_Column - Project Western Model_v64_WYearEndVacant.xlsm
UW NOI	_Column - Project Western Model_v64_WYearEndVacant.xlsm
UW Capital Items	_Column - Project Western Model_v64_WYearEndVacant.xlsm
UW NCF	_Column - Project Western Model_v64_WYearEndVacant.xlsm
CTL (Y/N)	_Column - Project Western Model_v64_WYearEndVacant.xlsm
Single Tenant	_Column - Project Western Model_v64_WYearEndVacant.xlsm
Largest Tenant	_Column - Project Western Model_v64_WYearEndVacant.xlsm
Unit Size	_Column - Project Western Model_v64_WYearEndVacant.xlsm
Lease Expiration	_Column - Project Western Model_v64_WYearEndVacant.xlsm
2nd Largest Tenant	_Column - Project Western Model_v64_WYearEndVacant.xlsm
2nd Largest Tenant Unit Size	_Column - Project Western Model_v64_WYearEndVacant.xlsm
2nd Largest Tenant Lease Expiration	_Column - Project Western Model_v64_WYearEndVacant.xlsm
3rd Largest Tenant	_Column - Project Western Model_v64_WYearEndVacant.xlsm
3rd Largest Tenant Unit Size	_Column - Project Western Model_v64_WYearEndVacant.xlsm
3rd Largest Tenant Lease Expiration	_Column - Project Western Model_v64_WYearEndVacant.xlsm
4th Largest Tenant	_Column - Project Western Model_v64_WYearEndVacant.xlsm
4th Largest Tenant Unit Size	_Column - Project Western Model_v64_WYearEndVacant.xlsm
4th Largest Tenant Lease Expiration	_Column - Project Western Model_v64_WYearEndVacant.xlsm
5th Largest Tenant	_Column - Project Western Model_v64_WYearEndVacant.xlsm
5th Largest Tenant Unit Size	_Column - Project Western Model_v64_WYearEndVacant.xlsm
5th Largest Tenant Lease Expiration	_Column - Project Western Model_v64_WYearEndVacant.xlsm
Master Lease (Y/N)	_Column - Project Western Model_v64_WYearEndVacant.xlsm
Master Lease Details	_Column - Project Western Model_v64_WYearEndVacant.xlsm

A-4

ATTACHMENT A

Attribute	Source Document
Title Type	Proforma Title Policy /Validating Endorsement Pro Forma Loan Policies
Ground Lease Expiration	Proforma Title Policy
Ground Lease Extension Terms	Proforma Title Policy
Annual Ground Lease Payment	Proforma Title Policy
Ground Lease Escalation Terms	Proforma Title Policy
SPE (Y/N)	Loan Agreement/Promissory Note
Assumption Fees	Loan Agreement/Promissory Note
Crossed Loan	Loan Agreement/Promissory Note
Related Borrower	Loan Agreement/Promissory Note
Recycled SPE (Yes/No)	Loan Agreement/Promissory Note
Borrower Name	Loan Agreement/Promissory Note
Principal Name	Loan Agreement/Promissory Note
Tenant-in-Common	Loan Agreement/Promissory Note
Non-Delaware LLC? (Yes/No)	Loan Agreement/Promissory Note
Independent Directors	Loan Agreement/Promissory Note
Non-Consolidation Opinion (Y/N)	Loan Agreement/Promissory Note
Lockbox (Y/N)	Loan Agreement/Promissory Note
Lockbox In-place	Loan Agreement/Promissory Note
Lockbox Type	Loan Agreement/Promissory Note
Lockbox Trigger	Loan Agreement/Promissory Note
Cash Management (Springing/In-Place)	Loan Agreement/Promissory Note
Cash Management Trigger	Loan Agreement/Promissory Note
Subservicer In Place (Y/N)	Provided by Company
Subservicer Name	Provided by Company
Subservicer Fee	Provided by Company
Master Servicing Fee Rate	Provided by Company
Primary Servicing Fee Rate	Provided by Company
Trustee & Paying Agent Fee	Provided by Company
Senior Trust Advisor Fee	Provided by Company
CREFC Fee	Provided by Company
Cash/Pmt Collection Function	Provided by Company
Replacement Reserve Flag Y/N/Springing	Closing Statement/Loan Agreement
Upfront CapEx Reserve	Closing Statement/Loan Agreement
Upfront Eng. Reserve	Closing Statement/Loan Agreement

A-5

ATTACHMENT A

Attribute	Source Document
Upfront Envir. Reserve	Closing Statement/Loan Agreement
TILC Escrow Flag Y/N/Springing	Closing Statement/Loan Agreement
Upfront TI/LC Reserve	Closing Statement/Loan Agreement
Tax Escrow Flag Y/N/Springing	Closing Statement/Loan Agreement
Upfront RE Tax Reserve	Closing Statement/Loan Agreement
Insurance Escrow Flag Y/N/Springing	Closing Statement/Loan Agreement
Upfront Ins. Reserve	Closing Statement/Loan Agreement
Upfront Debt Service Reserve	Closing Statement/Loan Agreement
Upfront Other Reserve	Closing Statement/Loan Agreement
Upfront Other Description	Closing Statement/Loan Agreement
Monthly Capex Reserve	Closing Statement/Loan Agreement
Monthly Envir. Reserve	Closing Statement/Loan Agreement
Monthly TI/LC Reserve	Closing Statement/Loan Agreement
Monthly RE Tax Reserve	Closing Statement/Loan Agreement
Monthly Ins. Reserve	Closing Statement/Loan Agreement
Monthly Debt Service Reserve	Closing Statement/Loan Agreement
Monthly Other Reserve	Closing Statement/Loan Agreement
Other Monthly Description	Closing Statement/Loan Agreement
Interest on Taxes & Insurance	Closing Statement/Loan Agreement
Interest on Replacement Reserves	Closing Statement/Loan Agreement
Interest on TI&LC Account	Closing Statement/Loan Agreement
Interest on Environmental Reserve	Closing Statement/Loan Agreement
Interest on Debt Service Reserve	Closing Statement/Loan Agreement
Interest on Other Reserve	Closing Statement/Loan Agreement
Interest on Eng. Reserve	Closing Statement/Loan Agreement
Capex Escrow Cash or LOC	Closing Statement/Loan Agreement
Envir. Escrow Cash or LOC	Closing Statement/Loan Agreement
TI/LC Reserve Cash or LOC	Closing Statement/Loan Agreement
RE Tax Escrow Cash or LOC	Closing Statement/Loan Agreement
Insurance Escrow Cash or LOC	Closing Statement/Loan Agreement
Debt Service Reserve Cash or LOC	Closing Statement/Loan Agreement
Other Reserve Cash or LOC	Closing Statement/Loan Agreement
Counterparty of LOCs	Closing Statement/Loan Agreement
CapEx Reserve Cap	Closing Statement/Loan Agreement
Envir. Reserve Cap	Closing Statement/Loan Agreement

A-6

ATTACHMENT A

Attribute	Source Document
TI/LC Reserve Cap	Closing Statement/Loan Agreement
RE Tax Reserve Cap	Closing Statement/Loan Agreement
Insur. Reserve Cap	Closing Statement/Loan Agreement
Debt Service Reserve Cap	Closing Statement/Loan Agreement
Other Reserve Cap	Closing Statement/Loan Agreement
Holdback	Closing Statement/Loan Agreement/Promissory Note
Holdback Amt	Closing Statement/Loan Agreement/Promissory Note
Holdback Desc.	Closing Statement/Loan Agreement/Promissory Note
Letter of Credit	Closing Statement/Loan Agreement/Promissory Note
Description of LOC	Loan Agreement
Prior Securitization	Provided by Company
Property ID	Provided by Company
Clear Height	Appraisal
Market	Appraisal/CoStar
Market Type	NAP
Budget Revenues	_Column - Project Western Model_v64_WYearEndVacant.xlsm
Budget Total Expenses	_Column - Project Western Model_v64_WYearEndVacant.xlsm
Budget NOI	_Column - Project Western Model_v64_WYearEndVacant.xlsm
Underwritten Replacement / FF&E Reserve ($)	_Column - Project Western Model_v64_WYearEndVacant.xlsm
Underwritten TI / LC ($)	_Column - Project Western Model_v64_WYearEndVacant.xlsm
Land Value	Appraisal
Cost Approach	Appraisal
Submarket Occupancy	_Column - Project Western Model_v64_WYearEndVacant.xlsm/Project Western_CoStar Submarket Data.xlsx
Submarket Rent	_Column - Project Western Model_v64_WYearEndVacant.xlsm/Project Western_CoStar Submarket Data.xlsx
Underwritten GPR	_Column - Project Western Model_v64_WYearEndVacant.xlsm

A-7

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
% of deal	Cut-off Balance (Property) divided by the aggregate Cut-off Balance (Loan)
Total Cut-off Date Pari Passu Debt	Balance as Instructed by the Loan Seller
Total Maturity Balance Pari Passu Debt	Recompute using the Total Original Balance Pari Passu Debt, Accrual Type, Seasoning, I/O Period, First Payment Date, Maturity/ARD Date, Interest Rate (%) and Total Pari Passu Annual Debt Service. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. For the Mortgage Loan, recompute the Total Maturity Balance Pari Passu Debt as the aggregate principal amount that is scheduled to be paid on the “Maturity/ARD Date,” including the principal component that is included in the Total Pari Passu Annual Debt Service that is due on the “Maturity/ARD Date.”
Total Pari Passu Annual Debt Service	The product of the Total Cut-off Date Pari Passu Debt and the Interest Rate (%) multiplied by 365/360
Additional Debt Interest Rate	Weighted average of the Mezz A and Mezz B Interest Rate
Additional Debt Annual Debt Service	The product of the Total Additional Debt Cut-off Date Balance and the Additional Debt Interest Rate multiplied by 365/360
Total Cut-off Date Debt Balance (Pari + B-note + Mezz)	The sum of (i) Total Cut-off Date Pari Passu Debt and (ii) Total Additional Debt Cut-off Date Balance.
Total Debt Maturity Balance (Pari + B-note + Mezz)	The sum of (i) Total Maturity Balance Pari Passu Debt and (ii) Total Additional Debt Maturity Balance.
Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service	The sum of (i) Total Pari Passu Annual Debt Service and (ii) Additional Debt Annual Debt Service.
Original Loan/Unit	Original Balance divided by Units/Rentable Square Ft.
Cutoff Balance	Recompute using the Original Balance, Accrual Type, Seasoning, I/O Period, First Payment Date, Maturity/ARD Date, Interest Rate (%) and Monthly Debt Service. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
Cutoff Balance/Unit	Cutoff Balance divided by Units/Rentable Square Ft.

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Maturity Balance	Recompute using the Original Balance, Accrual Type, Seasoning, I/O Period, First Payment Date, Maturity/ARD Date, Interest Rate (%) and Monthly Debt Service. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. For the Mortgage Loan, recompute the Maturity Balance as the aggregate principal amount that is scheduled to be paid on the “Maturity/ARD Date,” including the principal component that is included in the Monthly Debt Service that is due on the “Maturity/ARD Date”.
Maturity Balance per Unit	Maturity Balance divided by Units/Rentable Square Ft.
Annual Debt Service	The product of the Total Cut-off Date Pari Passu Debt and the Interest Rate (%) multiplied by 365/360
Monthly Debt Service	Annual Debt Service divided by 12
Term	Number of payments between and including the Maturity/ARD Date and the First Payment Date.
Rem. Term	Number of payments between and including the Cut-off Date and the Maturity/ARD Date
Amort. Term	Recompute by using the Original Balance, Interest Rate (%) and Monthly Debt Service for Mortgage Loans identified on the Data File from which the Amortization Type characteristic is 'Balloon', or 'Balloon, ARD', (the "Balloon Loan"). For the Mortgage Loan identified on the Data File for which the Amortization Type characteristic is 'Interest Only' or 'Interest Only, ARD') is shown as '0', (the "Interest Only Loan").
Rem. Amort.	Amort. Term minus Seasoning, For the Mortgage Loan (“Interest Only Loan”), shown as 0.
Seasoning	Number of Payments between and including the First Payment Date and the CutOff Date.
Lockout Remaining	Number of Payments between the Lockout End Date and the CutOff Date (if applicable)
Remaining Defeasance payments	Number of Payments between and including the Defeasance End Date and the CutOff Date minus Lockout Remaining (if applicable)
Remaining Yield Maintenance Payments	Number of payments between and including the Yield Maint. End Date and the CutOff Date minus Lockout Remaining.

B-2

ATTACHMENT B

Attribute	Calculation Methodology
Open Payments	Number of payments between and including the Maturity/ARD Date but excluding the later of the (i) Defeasance End Date and (ii) Yield Maint. End Date.
U/W Economic Occupancy	Weighted Average of the U/W Economic Occupancy and the respective Underwritten GPR
Cutoff LTV (%)	If the Pari Passu Note Control (Y/N) characteristic is ‘Yes’ or ‘No’, (the “Pari Passu Loans”), Total Cut-off Date Pari Passu Debt minus Holdback Amt divided by Appraised Value. If the Pari Passu Note Control (Y/N) characteristic is ‘NAP’, (the “Non Pari Passu Loans”), Cutoff Balance minus Holdback Amt divided by Appraised Value.
Maturity LTV (%)	For the Pari Passu Loans, Total Maturity Balance Pari Passu Debt divided by Appraised Value. For the Non Pari Passu Loans, Maturity Balance divided by Appraised Value.
UW NOI DSCR	For the Pari Passu Loans, UW NOI divided by Total Pari Passu Annual Debt Service. For the Non Pari Passu Loans, UW NOI divided by Annual Debt Service.
UW NCF DSCR	For the Pari Passu Loans, UW NCF divided by Total Pari Passu Annual Debt Service. For the Non Pari Passu Loans, UW NCF divided by Annual Debt Service.
Underwritten NOI Debt Yield	For the Pari Passu Loans, UW NOI divided by the amount equal Total Cut-off Date Pari Passu Debt minus Holdback Amt. For the Non Pari Passu Loans, we used UW NOI divided by the amount equals Cutoff Balance minus Holdback Amt.
Underwritten NCF Debt Yield	For the Pari Passu Loans, UW NCF divided by the amount equal Total Cut-off Date Pari Passu Debt minus Holdback Amt. For the Non Pari Passu Loans, we used UW NCF divided by the amount equals Cutoff Balance minus Holdback Amt.
Total Debt NOI DSCR	UW NOI divided by Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service.
Total Debt NCF DSCR	UW NCF divided by Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service.
Total Debt Debt NOI DY	UW NOI divided by the amount equal to Total Cut-off Date Debt Balance (Pari + B-note + Mezz) minus Holdback Amt
Total Debt Debt NCF DY	UW NCF divided by the amount equal to Total Cut-off Date Debt Balance (Pari + B-note + Mezz) minus Holdback Amt

B-3

ATTACHMENT B

Attribute	Calculation Methodology
Total Debt CUT_OFF_LTV	The amount equal to the Total Cut-off Date Debt Balance (Pari + B-note + Mezz) minus the Holdback Amt and then divided by Appraised Value
Total Debt MAT_LTV	The Total Debt Maturity Balance (Pari + B-note + Mezz) divided by the Appraised Value
Total Debt Per Unit	Total Cut-off Date Debt Balance (Pari + B-note + Mezz) divided by Total SF/Units
Largest Major Tenant NRA%	Unit Size divided by Total SF/Units.
2nd Largest Tenant NRA%	2nd Largest Tenant Unit Size divided by Total SF/Units.
3rd Largest Tenant NRA%	3rd Largest Tenant Unit Size divided by Total SF/Units.
4th Largest Tenant NRA%	4th Largest Tenant Unit Size divided by Total SF/Units.
5th Largest Tenant NRA%	5th Largest Tenant Unit Size divided by Total SF/Units.
Admin. Fee	The sum of Subservicer Fee, Master Servicing Fee Rate, Primary Servicing Fee Rate, Trustee & Paying Agent Fee, Senior Trust Advisor Fee, CREFC Fee.
Net Mortgage Interest Rate	Interest Rate (%) minus Admin. Fee.
Servicer Fee	The sum of Subservicer Fee, Master Servicing Fee Rate, Primary Servicing Fee Rate.
B-4

ATTACHMENT C

INSTRUCTION

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company,” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1